Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Parenthetical) (Detail) - IFRS 16 [member] - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated entities [line items]
Upstream wells related equipment contracts comprised in right-of-use assets	$ 808	$ 740	$ 696
Upstream Contracts comprised in right-of-use assets [member]
Disclosure of information about consolidated entities [line items]
Upstream support equipment and facilities contracts comprised in right-of-use assets	569	602	521
Accumulated depreciation of all Upstream contracts comprised in right-of-use assets	$ (1,109)	$ (895)	$ (762)